Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Mar. 16, 2021	Dec. 02, 2020	Apr. 14, 2021	Apr. 14, 2021	Dec. 31, 2021	Feb. 26, 2021	Feb. 03, 2021	Feb. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Warrant liabilities									$ 343,400	$ 1,122
Fair value of warrants not yet extinguished									52,800
Private And Public Warrants
Subsequent Event [Line Items]
Warrant liabilities									$ 343,400
Private Warrants
Subsequent Event [Line Items]
Warrants outstanding (in shares)									6,666,666
Public Warrants
Subsequent Event [Line Items]
Warrants outstanding (in shares)									13,333,309
Class A Common Stock
Subsequent Event [Line Items]
Conversion of warrants into securities (in shares)		4,089,280
New shares registered (in shares)									715,000,000	283,523,459
Lock-up period (in days)		180 days
Subsequent Event
Subsequent Event [Line Items]
Warrant liabilities extinguished				$ 290,600
Subsequent Event | Private And Public Warrants
Subsequent Event [Line Items]
Proceeds from warrant exercises	$ 153,900
Subsequent Event | Private Warrants
Subsequent Event [Line Items]
Warrants outstanding (in shares)			3,077,021	3,077,021
Warrants exercised (in shares)	3,589,645
Subsequent Event | Public Warrants
Subsequent Event [Line Items]
Warrants outstanding (in shares)			0	0
Warrants exercised (in shares)	13,128,671
Remaining warrants redeemed (in shares)			204,638
Redemption price per warrant (in dollars per share)			$ 0.01
Subsequent Event | Public Warrants | Forecast
Subsequent Event [Line Items]
Warrants outstanding (in shares)							13,333,309
Exercise price of warrants (in dollars per share)							$ 11.50
Subsequent Event | Class A Common Stock
Subsequent Event [Line Items]
New shares registered (in shares)						85,949,156
Subsequent Event | Class A Common Stock | Resale Prospectus | Forecast
Subsequent Event [Line Items]
Sale of stock (in shares)					181,247,830
Subsequent Event | Class A Common Stock | Private Warrants | Resale Prospectus
Subsequent Event [Line Items]
Conversion of warrants into securities (in shares)								6,666,666
Subsequent Event | Class A Common Stock | Public Warrants | Forecast
Subsequent Event [Line Items]
Conversion of warrants into securities (in shares)							13,333,309